THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	3 Months Ended	4 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Other Income:
(Gain) loss on extinguishment and modification of debt	$ (4,383,000)
Business interruption insurance recoveries				(1,285,000)
Other income		49,000	(8,344,000)	(1,415,000)
Predecessor
Other Income:
Business interruption insurance recoveries					(337,000)
Other income					960,000
Holdings Term Loan Facility [Member]
Other Income:
(Gain) loss on extinguishment and modification of debt			(8,386,000)
Senior Secured Credit Facility
Other Income:
(Gain) loss on extinguishment and modification of debt				(130,000)
8% Senior Subordinated Notes due 2014 | Predecessor
Other Income:
(Gain) loss on extinguishment and modification of debt					1,297,000
Other expense
Other Income:
Other expense	$ 154,000	$ 49,000	$ 42,000